SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Property and Equipment, Net	Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment—net composed of the following:

	December 31, 2023	December 31, 2022
Computer equipment	$356,939	$—
Furniture and fixtures	91,125	19,444
Leasehold improvements	22,418	5,902
Property and equipment—gross	470,482	25,346
Less: accumulated depreciation	(69,762)	(6,729)
Property and equipment—net	$400,720	$18,617

Disaggregation of Revenue	The following table presents a disaggregation of the Company’s revenue by major sources as follows:

	Years Ended December 31,
	2023	2022
Agent	$1,750,911	$—
Broker	2,148,141	—
Client direct	304,848	—
Total	$4,203,900	$—

Schedule of Contract Liabilities	The balances of contract liabilities arising from contracts with customers were as follows:

	December 31, 2023	December 31, 2022
Contract liabilities—beginning of year	$—	$—
Additions to Contract Liabilities	507,000	—
Recognition of revenue deferred in the prior year	—	—
Contract liabilities—end of year	507,000	—